Notes Receivable, net and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Notes Receivable and Other
Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	March 31, 2020	December 31, 2019
Construction Financing Note (1) (5)
Face amount	7.0%	$4,000	$4,000
Discount (2)		(339)	(402)
		3,661	3,598
Certificate of Occupancy Note (3) (5)
Face amount	7.0%	$5,250	$5,250
Discount (4)		(1,067)	(1,139)
		4,183	4,111
Note receivable, net		$7,844	$7,709
____________________________________

(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.

(4)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.
(5)
The notes receivable are secured by the 1.65-acre land parcel adjacent to the Hilton St. Petersburg Bayfront.

Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	December 31, 2019
Construction Financing Note (1)
Face amount	7.0%	$4,000
Discount (2)		(402)
		3,598
Certificate of Occupancy Note (3)
Face amount	7.0%	$5,250
Discount (4)		(1,139)
		4,111
Note receivable, net		$7,709
____________________________________

(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.
(4)
The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.

Schedule of Other Consideration
Other consideration received from the sale of the 1.65-acre parking lot adjacent to the Hilton St. Petersburg Bayfront is summarized in the table below (dollars in thousands):

	Imputed Interest Rate	March 31, 2020		December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100		$4,100
Imputed interest		145		72
		4,245	(1)	4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235		$235
Accumulated amortization		(235)		(118)
		—	(1)	117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462		$462
Accumulated amortization		—		—
		462	(1)	462	(1)
Total		$4,751		$4,751
____________________________________

(1)	Included in “other assets” in the consolidated balance sheets.
(2)
Amortization will commence when the parking parcel begins development.

Other consideration is summarized in the table below (dollars in thousands, except interest rates):

	Imputed Interest Rate	December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100
Imputed accrued interest		72
		4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235
Accumulated amortization		(118)
		117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462
Accumulated amortization		—
		462	(1)
Total		$4,751
____________________________________

(1)	Included in "other assets" in the consolidated balance sheets.
(2)
Amortization will commence when the parking parcel begins development.